UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22545

CENTRE FUNDS

(Exact name of registrant as specified in charter)

48 Wall Street, Suite 1100, New York, New York 10005

(Address of principal executive offices) (Zip code)

James A. Abate

48 Wall Street, Suite 1100

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 918-4705

Date of fiscal year end: September 30

Date of reporting period: October 1, 2024 – March 31, 2025

Item 1.	Reports to Stockholders.

(a)

CENTRE AMERICAN SELECT EQUITY FUND

INSTITUTIONAL : DHANX

Semi-Annual Shareholder Report | March 31, 2025

FUND OVERVIEW

This semi-annual shareholder report contains important information about Centre American Select Equity Fund - Institutional (the "Fund") for the period of October 1, 2024 to March 31, 2025.This report describes changes to the Fund that occurred during the reporting period.

You can find additional information about the Fund at https://horizonmutualfunds.com/case-fund. You can also request this information by contacting us at 855.298.4236.

WHAT WERE THE FUND'S COST FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Centre American Select Equity Fund - Institutional	$51	1.03%Footnote Reference*

* Annualized

HOW DID THE FUND PERFORM IN THE LAST SIX MONTHS?

The Fund returned -7.83% for the 6 months ended March 31, 2025. This is in contrast to the S&P 500 Total Return Index, which had a -1.97% return for the same time period. Within the period, the Fund lagged the post-election market rally materially but outperformed relatively during the drawdown that began in mid-February. The strongest contributors to performance within the Fund over the six-month period ended March 31, 2025, included investments within the Energy sector: Kinder Morgan and EQT; the Healthcare Sector: Jazz Pharmaceuticals and Bristol-Myers Squibb; the Communications sector: Paramount Global; and Consumer Staples sector: Altria Group. Stock investments that contributed negatively to the Fund’s relative performance over the period were Biogen, International Flavors & Fragrances, FMC Corp., Estee Lauder, and Generac. Sectoral Biases, particularly the Fund's overweight posture in Health Care and underweight posture in Financials, contributed negatively as well as the impact from hedging instruments, namely a position in long duration US Treasuries as the inverse correlation between stocks and bonds reversed itself as worries over inflation from the imposition of tariffs overcame the concerns of economic slowdown and a historically low equity risk premium.

The Fund emphasized more idiosyncratic risk-oriented companies that are less influenced by a pervasive market effect and have historically demonstrated defensiveness during economic and financial market stress, as they produce and sell goods that are considered essential, in the Consumer Staples and Health Care sectors, with a particular emphasis on cash flow stability and dividend yield. Within cyclical or economically-sensitive segments, the Fund maintains limited exposure and focuses on special situation stocks in the Industrials sector. The Fund’s portfolio is designed to be relatively defensive with companies that have high barriers to entry. The Fund's adviser continues to believe that the bottom-up focus, which allows flexibility and pragmatism to search for the best opportunities within the universe of large-capitalization equity securities, and tilting towards industries and sectors where it sees the most opportunity, is most consistent with financial theory, empirical evidence, and the current environment.

TOTAL RETURN BASED ON $250,000 INVESTMENT*

$900,000
$800,000
$700,000
$600,000
$500,000
$400,000
$300,000
$200,000
3/31/2015
9/30/2015
3/31/2016
9/30/2016
3/31/2017
9/30/2017
3/31/2018
9/30/2018
3/31/2019
9/30/2019
3/31/2020
9/30/2020
3/31/2021
9/30/2021
3/31/2022
9/30/2022
3/31/2023
9/30/2023
3/31/2024
9/30/2024
3/31/2025
Institutional - $763,452
S&P 500 Total Return Index - $812,046

	Institutional - $763,452	S&P 500 Total Return Index - $812,046
3/31/2015	$250,000	$250,000
9/30/2015	$241,529	$234,554
3/31/2016	$258,998	$254,457
9/30/2016	$267,478	$270,747
3/31/2017	$286,034	$298,153
9/30/2017	$310,803	$321,132
3/31/2018	$338,035	$339,870
9/30/2018	$368,472	$378,647
3/31/2019	$356,427	$372,146
9/30/2019	$351,481	$394,755
3/31/2020	$338,309	$346,178
9/30/2020	$437,299	$454,556
3/31/2021	$535,125	$541,255
9/30/2021	$569,258	$590,946
3/31/2022	$718,761	$625,938
9/30/2022	$579,405	$499,514
3/31/2023	$645,543	$577,563
9/30/2023	$661,158	$607,496
3/31/2024	$771,543	$750,146
9/30/2024	$828,288	$828,330
3/31/2025	$763,452	$812,046

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund for the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

AVERAGE ANNUAL TOTAL RETURNS

Institutional	6 Month	1 Year	5 Year	10 Year
Institutional (Incep. January 21, 2014)	-7.83%	-1.05%	17.68%	11.81%
S&P 500 Total Return Index	-1.97%	8.25%	18.59%	12.50%

FUND STATISTICS

  Total Net Asset$334,999,578
  # of Portfolio Holdings45
  Portfolio Turnover Rate (Institutional)70%
  Advisory Fees Paid$1,445,705

Past performance does not guarantee future results. Call 855.298.4236 for current month-end performance.

WHAT DID THE FUND INVEST IN?

SECTOR WEIGHTINGS (as a % of Net Assets)

Value	Value
Information Technology -	23.79%
Health Care -	21.56%
Consumer Staples -	14.01%
Communication Services -	10.65%
Materials -	9.05%
Consumer Discretionary -	7.78%
Industrials -	6.26%
Financials -	5.88%
Energy -	1.11%
Cash, Cash Equivalents, & Other Net Assets -	(0.09)%

TOP TEN HOLDINGS (as a % of Net Assets)

Top 10	Top 10
Apple, Inc.	7.15%
Microsoft Corp.	5.53%
NVIDIA Corp.	5.29%
Amazon.com, Inc.	3.88%
Alphabet, Inc.	3.70%
Paramount Global	3.26%
Medtronic PLC	3.04%
Altria Group, Inc.	2.85%
Meta Platforms, Inc.	2.83%
Tyson Foods, Inc.	2.64%

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 28, 2025 or upon request at 855.298.4236.

A special meeting of shareholders of the Fund was held on April 16, 2025 during which shareholders approved the reorganization of the Fund into a newly created series of the Horizon Funds (the "Acquiring Fund"). On April 17, 2025, the Fund's assets were transferred to the Acquiring Fund in exchange for (a) the Acquiring Fund shares equal in value to the Fund shares and (b) the Acquiring Fund's assumption of all Fund liabilities, followed by a class-by-class distribution of the Acquired Fund's shares to the Fund's shareholders.

Fund Name: include notice if Fund Name changed.

Objective: include notice if objective or goal changed.

Expenses: include if annual operating expenses, shareholder fees, or maximum account fee, including the termination or introduction of an expense reimbursement or fee waiver arrangement has changed.

Expenses: include if annual operating expenses, shareholder fees, or maximum account fee, including the termination or introduction of an expense reimbursement or fee waiver arrangement has changed.

Strategy: include if principle investment strategy changed.

Risk: include if risks of investing in Fund has changed.

Advisor: include if investment advisor changed.

Updated Phone Number: 855.298.4236

Updated Email: centrefunds@alpsinc.com

Updated Website: www.centrefunds.com

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 855.298.4236.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://horizonmutualfunds.com/case-fund.

CONTACT US

Phone: 855-298-4236

CENTRE AMERICAN SELECT EQUITY FUND - INSTITUTIONAL : DHANX

Semi-Annual Shareholder Report | March 31, 2025

156287203–SA–03312025

CENTRE AMERICAN SELECT EQUITY FUND

INVESTOR : DHAMX

Semi-Annual Shareholder Report | March 31, 2025

FUND OVERVIEW

This semi-annual shareholder report contains important information about Centre American Select Equity Fund - Investor (the "Fund") for the period of October 1, 2024 to March 31, 2025.This report describes changes to the Fund that occurred during the reporting period.

You can find additional information about the Fund at https://horizonmutualfunds.com/case-fund. You can also request this information by contacting us at 855.298.4236.

WHAT WERE THE FUND'S COST FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Centre American Select Equity Fund - Investor	$66	1.33%Footnote Reference*

* Annualized

HOW DID THE FUND PERFORM IN THE LAST SIX MONTHS?

The Fund returned -7.93% for the 6 months ended March 31, 2025. This is in contrast to the S&P 500 Total Return Index, which had a -1.97% return for the same time period. Within the period, the Fund lagged the post-election market rally materially but outperformed relatively during the drawdown that began in mid-February. The strongest contributors to performance within the Fund over the six-month period ended March 31, 2025, included investments within the Energy sector: Kinder Morgan and EQT; the Healthcare Sector: Jazz Pharmaceuticals and Bristol-Myers Squibb; the Communications sector: Paramount Global; and Consumer Staples sector: Altria Group. Stock investments that contributed negatively to the Fund’s relative performance over the period were Biogen, International Flavors & Fragrances, FMC Corp., Estee Lauder, and Generac. Sectoral Biases, particularly the Fund's overweight posture in Health Care and underweight posture in Financials, contributed negatively as well as the impact from hedging instruments, namely a position in long duration US Treasuries as the inverse correlation between stocks and bonds reversed itself as worries over inflation from the imposition of tariffs overcame the concerns of economic slowdown and a historically low equity risk premium.

The Fund emphasized more idiosyncratic risk-oriented companies that are less influenced by a pervasive market effect and have historically demonstrated defensiveness during economic and financial market stress, as they produce and sell goods that are considered essential, in the Consumer Staples and Health Care sectors, with a particular emphasis on cash flow stability and dividend yield. Within cyclical or economically-sensitive segments, the Fund maintains limited exposure and focuses on special situation stocks in the Industrials sector. The Fund’s portfolio is designed to be relatively defensive with companies that have high barriers to entry. The Fund's adviser continues to believe that the bottom-up focus, which allows flexibility and pragmatism to search for the best opportunities within the universe of large-capitalization equity securities, and tilting towards industries and sectors where it sees the most opportunity, is most consistent with financial theory, empirical evidence, and the current environment.

TOTAL RETURN BASED ON $10,000 INVESTMENT

$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
3/31/2015
9/30/2015
3/31/2016
9/30/2016
3/31/2017
9/30/2017
3/31/2018
9/30/2018
3/31/2019
9/30/2019
3/31/2020
9/30/2020
3/31/2021
9/30/2021
3/31/2022
9/30/2022
3/31/2023
9/30/2023
3/31/2024
9/30/2024
3/31/2025
Investor - $29,498
S&P 500 Total Return Index - $32,482

	Investor - $29,498	S&P 500 Total Return Index - $32,482
3/31/2015	$10,000	$10,000
9/30/2015	$9,653	$9,382
3/31/2016	$10,349	$10,178
9/30/2016	$10,689	$10,830
3/31/2017	$11,410	$11,926
9/30/2017	$12,398	$12,845
3/31/2018	$13,471	$13,595
9/30/2018	$14,642	$15,146
3/31/2019	$14,129	$14,886
9/30/2019	$13,892	$15,790
3/31/2020	$13,335	$13,847
9/30/2020	$17,201	$18,182
3/31/2021	$20,990	$21,650
9/30/2021	$22,292	$23,638
3/31/2022	$28,051	$25,038
9/30/2022	$22,567	$19,981
3/31/2023	$25,106	$23,103
9/30/2023	$25,658	$24,300
3/31/2024	$29,884	$30,006
9/30/2024	$32,041	$33,133
3/31/2025	$29,498	$32,482

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund for the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

AVERAGE ANNUAL TOTAL RETURNS

Investor	6 Month	1 Year	5 Year	10 Year
Investor (Incep. December 21, 2011)	-7.93%	-1.29%	17.21%	11.42%
S&P 500 Total Return Index	-1.97%	8.25%	18.59%	12.50%

FUND STATISTICS

  Total Net Asset$334,999,578
  # of Portfolio Holdings45
  Portfolio Turnover Rate (Investor)70%
  Advisory Fees Paid$1,445,705

Past performance does not guarantee future results. Call 855.298.4236 for current month-end performance.

WHAT DID THE FUND INVEST IN?

SECTOR WEIGHTINGS (as a % of Net Assets)

Value	Value
Information Technology -	23.79%
Health Care -	21.56%
Consumer Staples -	14.01%
Communication Services -	10.65%
Materials -	9.05%
Consumer Discretionary -	7.78%
Industrials -	6.26%
Financials -	5.88%
Energy -	1.11%
Cash, Cash Equivalents, & Other Net Assets -	(0.09)%

TOP TEN HOLDINGS (as a % of Net Assets)

Top 10	Top 10
Apple, Inc.	7.15%
Microsoft Corp.	5.53%
NVIDIA Corp.	5.29%
Amazon.com, Inc.	3.88%
Alphabet, Inc.	3.70%
Paramount Global	3.26%
Medtronic PLC	3.04%
Altria Group, Inc.	2.85%
Meta Platforms, Inc.	2.83%
Tyson Foods, Inc.	2.64%

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 28, 2025 or upon request at 855.298.4236.

A special meeting of shareholders of the Fund was held on April 16, 2025 during which shareholders approved the reorganization of the Fund into a newly created series of the Horizon Funds (the "Acquiring Fund"). On April 17, 2025, the Fund's assets were transferred to the Acquiring Fund in exchange for (a) the Acquiring Fund shares equal in value to the Fund shares and (b) the Acquiring Fund's assumption of all Fund liabilities, followed by a class-by-class distribution of the Acquired Fund's shares to the Fund's shareholders.

Fund Name: include notice if Fund Name changed.

Objective: include notice if objective or goal changed.

Expenses: include if annual operating expenses, shareholder fees, or maximum account fee, including the termination or introduction of an expense reimbursement or fee waiver arrangement has changed.

Expenses: include if annual operating expenses, shareholder fees, or maximum account fee, including the termination or introduction of an expense reimbursement or fee waiver arrangement has changed.

Strategy: include if principle investment strategy changed.

Risk: include if risks of investing in Fund has changed.

Advisor: include if investment advisor changed.

Updated Phone Number: 855.298.4236

Updated Email: centrefunds@alpsinc.com

Updated Website: www.centrefunds.com

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 855.298.4236.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://horizonmutualfunds.com/case-fund.

CONTACT US

Phone: 855-298-4236

CENTRE AMERICAN SELECT EQUITY FUND - INVESTOR : DHAMX

Semi-Annual Shareholder Report | March 31, 2025

156287104–SA–03312025

CENTRE GLOBAL INFRASTRUCTURE FUND

INSTITUTIONAL : DHINX

Semi-Annual Shareholder Report | March 31, 2025

FUND OVERVIEW

This semi-annual shareholder report contains important information about Centre Global Infrastructure Fund - Institutional (the "Fund") for the period of October 1, 2024 to March 31, 2025.This report describes changes to the Fund that occurred during the reporting period.

You can find additional information about the Fund at https://horizonmutualfunds.com/cgi-fund. You can also request this information by contacting us at 855.298.4236.

WHAT WERE THE FUND'S COST FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Centre Global Infrastructure Fund - Institutional	$66	1.18%Footnote Reference*

* Annualized

TOTAL RETURN BASED ON $250,000 INVESTMENT*

$467,000
$422,000
$377,000
$332,000
$287,000
$242,000
$197,000
1/29/2018
3/31/2018
9/30/2018
3/31/2019
9/30/2019
3/31/2020
9/30/2020
3/31/2021
9/30/2021
3/31/2022
9/30/2022
3/31/2023
9/30/2023
3/31/2024
9/30/2024
3/31/2025
Institutional - $388,872
S&P Global Infrastructure Index - $361,478
MSCI World Index - $457,160

	Institutional - $388,872	MSCI World Index - $457,160	S&P Global Infrastructure Index - $361,478
1/29/2018	$250,000	$250,000	$250,000
3/31/2018	$234,007	$232,238	$233,545
9/30/2018	$248,049	$248,033	$234,505
3/31/2019	$255,434	$241,559	$252,680
9/30/2019	$269,351	$252,566	$266,100
3/31/2020	$215,115	$216,462	$197,315
9/30/2020	$238,903	$278,851	$227,273
3/31/2021	$279,590	$333,424	$268,327
9/30/2021	$282,733	$359,219	$277,561
3/31/2022	$301,070	$367,167	$310,893
9/30/2022	$253,014	$288,694	$258,920
3/31/2023	$284,283	$341,384	$297,666
9/30/2023	$269,162	$352,073	$274,185
3/31/2024	$310,097	$427,099	$306,991
9/30/2024	$363,927	$466,238	$355,549
3/31/2025	$388,872	$457,160	$361,478

The chart above represents historical performance of a hypothetical investment of $250,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

HOW DID THE FUND PERFORM IN THE LAST SIX MONTHS?

The Fund returned +6.85% for the 6 months ended March 31, 2025. This is in contrast to the MSCI World Index, which had a -1.95% return for the same time period and the S&P Global Infrastructure Index, which had a +1.67% return. During the period, investments providing the strongest contribution to the Fund’s performance within the Utilities sector included: Enel SPA, Iberdrola SA, Duke Energy, and Exelon; within the Communications sector: T-Mobile, AT&T, Deutsche Telekom, and Orange SA; and within the Energy sector included: Targa Resources, Kinder Morgan, Oneok, Williams, and Cheniere. Stocks that contributed negatively to the Fund’s performance included HCA Healthcare, Generac, Entergy, and Vestas Wind Systems.

In the Energy sector, the secular opportunity for green energy and ESG awareness remains intact despite recent setbacks in autos and wind power generation. However, the cyclical opportunities due to stable oil & gas prices remain strong resulting from supply constraints being imposed at the same time demand is rising. In particular, the value of legacy pipeline assets will increase dramatically, especially those used for natural gas liquefaction and export. In the Utilities sector, the Fund's adviser sees potential further transformation of the sector from being historically a “bond proxy” to growth industry as demand for electricity increases, as well as remaining an excellent inflation hedge from regulated power generation assets. In the Communications sector, the Fund's adviser expects tax and R&D incentives to be most impactful, raising returns on incremental capital investments.

In the developed countries as well as being balanced across the Telecommunication, Utilities, Energy, Transportation, and Social Infrastructure sectors should aid in returns and risk management. The Fund's adviser believes its disciplined, high conviction approach to stock selection, with a cognizance of risk management, seems positioned to perform well relative to less risk aware and less historically appreciative strategies.

AVERAGE ANNUAL TOTAL RETURNS

Institutional	6 Month	1 Year	5 Year	Since Inception
Institutional (Incep. January 29, 2018)	6.85%	25.40%	12.57%	6.36%
S&P Global Infrastructure Index	1.67%	17.75%	12.87%	5.28%
MSCI World Index	-1.95%	7.04%	16.13%	8.79%

FUND STATISTICS

  Total Net Asset$36,876,536
  # of Portfolio Holdings54
  Portfolio Turnover Rate (Institutional)8%
  Advisory Fees Paid$115,779

Past performance does not guarantee future results. Call 855.298.4236 for current month-end performance.

WHAT DID THE FUND INVEST IN?

COUNTRY WEIGHTINGS (as a % of Net Assets)

Value	Value
United States -	58.54%
Canada -	11.83%
Japan -	7.10%
Spain -	5.22%
Germany -	5.14%
Italy -	2.92%
United Kingdom -	2.67%
Australia -	1.75%
France -	1.58%
Denmark -	1.26%
Singapore -	0.68%
Netherlands -	0.56%
Switzerland -	0.53%

INDUSTRY WEIGHTINGS (as a % of Net Assets)

Industry	Industry
Oil, Gas & Consumable Fuels	27.49%
Diversified Telecommunication Services	24.29%
Electric Utilities	17.70%
Wireless Telecommunication Services	12.11%
Multi-Utilities	7.61%
Health Care Providers & Services	3.98%
Transportation Infrastructure	3.01%
Electrical Equipment	2.50%
Water Utilities	0.55%
Diversified Consumer Services	0.54%
Cash, Cash Equivalents, & Other Net Assets	0.22%

TOP TEN HOLDINGS (as a % of Net Assets)

Top 10	Top 10
AT&T, Inc.	6.74%
Verizon Communications, Inc.	6.36%
Enbridge, Inc.	5.58%
T-Mobile US, Inc.	5.07%
Deutsche Telekom AG	4.42%
The Williams Cos., Inc.	4.25%
HCA Healthcare, Inc.	3.98%
Kinder Morgan, Inc.	3.50%
ONEOK, Inc.	3.49%
Cheniere Energy, Inc.	3.25%

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 28, 2025 or upon request at 855.298.4236.

A special meeting of shareholders of the Fund was held on April 16, 2025 during which shareholders approved the reorganization of the Fund into a newly created series of the Horizon Funds (the "Acquiring Fund"). On April 17, 2025, the Fund's assets were transferred to the Acquiring Fund in exchange for (a) the Acquiring Fund shares equal in value to the Fund shares and (b) the Acquiring Fund's assumption of all Fund liabilities, followed by a class-by-class distribution of the Acquired Fund's shares to the Fund's shareholders.

Fund Name: include notice if Fund Name changed.

Objective: include notice if objective or goal changed.

Expenses: include if annual operating expenses, shareholder fees, or maximum account fee, including the termination or introduction of an expense reimbursement or fee waiver arrangement has changed.

Expenses: include if annual operating expenses, shareholder fees, or maximum account fee, including the termination or introduction of an expense reimbursement or fee waiver arrangement has changed.

Strategy: include if principle investment strategy changed.

Risk: include if risks of investing in Fund has changed.

Advisor: include if investment advisor changed.

Updated Phone Number: 855.298.4236

Updated Email: centrefunds@alpsinc.com

Updated Website: www.centrefunds.com

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 855.298.4236.

ADDITIONAL INFORMATION

You can find additional information about the Fund at https://horizonmutualfunds.com/cgi-fund. You can also request this information by contacting us at 855.298.4236.

CONTACT US

Phone: 855-298-4236

CENTRE GLOBAL INFRASTRUCTURE FUND - INSTITUTIONAL : DHINX

Semi-Annual Shareholder Report | March 31, 2025

156287831–SA–03312025

CENTRE GLOBAL INFRASTRUCTURE FUND

INVESTOR : DHIVX

Semi-Annual Shareholder Report | March 31, 2025

FUND OVERVIEW

This semi-annual shareholder report contains important information about Centre Global Infrastructure Fund - Investor (the "Fund") for the period of October 1, 2024 to March 31, 2025.This report describes changes to the Fund that occurred during the reporting period.

You can find additional information about the Fund at https://horizonmutualfunds.com/cgi-fund. You can also request this information by contacting us at 855.298.4236.

WHAT WERE THE FUND'S COST FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Centre Global Infrastructure Fund - Investor	$88	1.57%Footnote Reference*

* Annualized

TOTAL RETURN BASED ON $10,000 INVESTMENT

$19,000
$17,000
$15,000
$13,000
$11,000
$9,000
$7,000
1/29/2018
3/31/2018
9/30/2018
3/31/2019
9/30/2019
3/31/2020
9/30/2020
3/31/2021
9/30/2021
3/31/2022
9/30/2022
3/31/2023
9/30/2023
3/31/2024
9/30/2024
3/31/2025
Investor - $15,191
S&P Global Infrastructure Index - $14,459
MSCI World Index - $18,286

	Investor - $15,191	MSCI World Index - $18,286	S&P Global Infrastructure Index - $14,459
1/29/2018	$10,000	$10,000	$10,000
3/31/2018	$9,355	$9,290	$9,342
9/30/2018	$9,882	$9,921	$9,380
3/31/2019	$10,173	$9,662	$10,107
9/30/2019	$10,713	$10,103	$10,644
3/31/2020	$8,546	$8,658	$7,893
9/30/2020	$9,481	$11,154	$9,091
3/31/2021	$11,096	$13,337	$10,733
9/30/2021	$11,188	$14,369	$11,102
3/31/2022	$11,891	$14,687	$12,436
9/30/2022	$9,983	$11,548	$10,357
3/31/2023	$11,195	$13,655	$11,907
9/30/2023	$10,567	$14,083	$10,967
3/31/2024	$12,163	$17,084	$12,280
9/30/2024	$14,244	$18,650	$14,222
3/31/2025	$15,191	$18,286	$14,459

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

HOW DID THE FUND PERFORM IN THE LAST SIX MONTHS?

The Fund returned +6.64% for the 6 months ended March 31, 2025. This is in contrast to the MSCI World Index, which had a -1.95% return for the same time period and the S&P Global Infrastructure Index, which had a +1.67% return. During the period, investments providing the strongest contribution to the Fund’s performance within the Utilities sector included: Enel SPA, Iberdrola SA, Duke Energy, and Exelon; within the Communications sector: T-Mobile, AT&T, Deutsche Telekom, and Orange SA; and within the Energy sector included: Targa Resources, Kinder Morgan, Oneok, Williams, and Cheniere. Stocks that contributed negatively to the Fund’s performance included HCA Healthcare, Generac, Entergy, and Vestas Wind Systems.

In the Energy sector, the secular opportunity for green energy and ESG awareness remains intact despite recent setbacks in autos and wind power generation. However, the cyclical opportunities due to stable oil & gas prices remain strong resulting from supply constraints being imposed at the same time demand is rising. In particular, the value of legacy pipeline assets will increase dramatically, especially those used for natural gas liquefaction and export. In the Utilities sector, sees potential further transformation of the sector from being historically a “bond proxy” to growth industry as demand for electricity increases, as well as remaining an excellent inflation hedge from regulated power generation assets. In the Communications sector, the Fund's adviser expects tax and R&D incentives to be most impactful, raising returns on incremental capital investments.

In the Fund, diversification across regions and developed countries as well as being balanced across the Telecommunication, Utilities, Energy, Transportation, and Social Infrastructure sectors should aid in returns and risk management. The Fund's adviser believes its disciplined, high conviction approach to stock selection, with a cognizance of risk management, seems positioned to perform well relative to less risk aware and less historically appreciative strategies.

AVERAGE ANNUAL TOTAL RETURNS

Investor	6 Month	1 Year	5 Year	Since Inception
Investor (Incep. January 29, 2018)	6.64%	24.89%	12.19%	6.01%
S&P Global Infrastructure Index	1.67%	17.75%	12.87%	5.28%
MSCI World Index	-1.95%	7.04%	16.13%	8.79%

FUND STATISTICS

  Total Net Asset$36,876,536
  # of Portfolio Holdings54
  Portfolio Turnover Rate (Investor)8%
  Advisory Fees Paid$115,779

Past performance does not guarantee future results. Call 855.298.4236 for current month-end performance.

WHAT DID THE FUND INVEST IN?

COUNTRY WEIGHTINGS (as a % of Net Assets)

Value	Value
United States -	58.54%
Canada -	11.83%
Japan -	7.10%
Spain -	5.22%
Germany -	5.14%
Italy -	2.92%
United Kingdom -	2.67%
Australia -	1.75%
France -	1.58%
Denmark -	1.26%
Singapore -	0.68%
Netherlands -	0.56%
Switzerland -	0.53%

INDUSTRY WEIGHTINGS (as a % of Net Assets)

Industry	Industry
Oil, Gas & Consumable Fuels	27.49%
Diversified Telecommunication Services	24.29%
Electric Utilities	17.70%
Wireless Telecommunication Services	12.11%
Multi-Utilities	7.61%
Health Care Providers & Services	3.98%
Transportation Infrastructure	3.01%
Electrical Equipment	2.50%
Water Utilities	0.55%
Diversified Consumer Services	0.54%
Cash, Cash Equivalents, & Other Net Assets	0.22%

TOP TEN HOLDINGS (as a % of Net Assets)

Top 10	Top 10
AT&T, Inc.	6.74%
Verizon Communications, Inc.	6.36%
Enbridge, Inc.	5.58%
T-Mobile US, Inc.	5.07%
Deutsche Telekom AG	4.42%
The Williams Cos., Inc.	4.25%
HCA Healthcare, Inc.	3.98%
Kinder Morgan, Inc.	3.50%
ONEOK, Inc.	3.49%
Cheniere Energy, Inc.	3.25%

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 28, 2025 or upon request at 855.298.4236.

A special meeting of shareholders of the Fund was held on April 16, 2025 during which shareholders approved the reorganization of the Fund into a newly created series of the Horizon Funds (the "Acquiring Fund"). On April 17, 2025, the Fund's assets were transferred to the Acquiring Fund in exchange for (a) the Acquiring Fund shares equal in value to the Fund shares and (b) the Acquiring Fund's assumption of all Fund liabilities, followed by a class-by-class distribution of the Acquired Fund's shares to the Fund's shareholders.

Fund Name: include notice if Fund Name changed.

Objective: include notice if objective or goal changed.

Expenses: include if annual operating expenses, shareholder fees, or maximum account fee, including the termination or introduction of an expense reimbursement or fee waiver arrangement has changed.

Expenses: include if annual operating expenses, shareholder fees, or maximum account fee, including the termination or introduction of an expense reimbursement or fee waiver arrangement has changed.

Strategy: include if principle investment strategy changed.

Risk: include if risks of investing in Fund has changed.

Advisor: include if investment advisor changed.

Updated Phone Number: 855.298.4236

Updated Email: centrefunds@alpsinc.com

Updated Website: www.centrefunds.com

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 855.298.4236.

ADDITIONAL INFORMATION

You can find additional information about the Fund at https://horizonmutualfunds.com/cgi-fund. You can also request this information by contacting us at 855.298.4236.

CONTACT US

Phone: 855-298-4236

CENTRE GLOBAL INFRASTRUCTURE FUND - INVESTOR : DHIVX

Semi-Annual Shareholder Report | March 31, 2025

156287849–SA–03312025

(b)	Not Applicable to the Registrant

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.	Schedule of Investments.

(a)	The Registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Centre Funds

SEMI-ANNUAL FINANCIAL STATEMENTS & OTHER INFORMATION

MARCH 31, 2025

CENTRE AMERICAN SELECT EQUITY FUND
Investor Class (Ticker: DHAMX)
Institutional Class (Ticker: DHANX)

CENTRE GLOBAL INFRASTRUCTURE FUND
Investor Class (Ticker: DHIVX)
Institutional Class (Ticker: DHINX)

Each a series of

CENTRE FUNDS

FUNDAMENTALLY-DRIVEN SPECIALIST ACTIVE FUNDS

For questions or for Shareholder Services, please call 1-855-298-4236 or visit us online at www.centrefunds.com.

Centre Funds

ITEM 7 – Financial Statements and Financial Highlights

for Open-End Management Investment Companies

Semi-Annual Report | March 31, 2025	1

Centre American Select Equity Fund	Schedule of Investments

March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS (100.09%)
Communication Services (10.65%)
Entertainment (0.85%)
Netflix, Inc.(a)	3,063	$2,856,339

Interactive Media & Services (6.53%)
Alphabet, Inc., Class A	43,302	6,696,221
Alphabet, Inc., Class C	36,554	5,710,832
Meta Platforms, Inc., Class A	16,428	9,468,442
		21,875,495
Media (3.27%)
Paramount Global, Class B	914,103	10,932,672

Total Communication Services		35,664,506

Consumer Discretionary (7.78%)
Automobiles (1.53%)
Tesla, Inc.(a)	19,797	5,130,591

Broadline Retail (3.88%)
Amazon.com, Inc.(a)	68,349	13,004,081

Leisure Products (2.37%)
Hasbro, Inc.	128,805	7,920,219

Total Consumer Discretionary		26,054,891

Consumer Staples (14.01%)
Consumer Staples Distribution & Retail (0.89%)
Costco Wholesale Corp.	3,151	2,980,153

Food Products (5.08%)
McCormick & Co., Inc.	99,092	8,156,262
Tyson Foods, Inc., Class A	138,785	8,855,871
		17,012,133
Household Products (5.19%)
Clorox Co.	48,648	7,163,418
Colgate-Palmolive Co.	78,164	7,323,967
Procter & Gamble Co.	17,028	2,901,912
		17,389,297
Tobacco (2.85%)
Altria Group, Inc.	159,287	9,560,406

Total Consumer Staples		46,941,989

Energy (1.11%)
Oil, Gas & Consumable Fuels (1.11%)
Exxon Mobil Corp.	31,395	3,733,807

Total Energy		3,733,807

Financials (5.88%)
Banks (1.51%)
JPMorgan Chase & Co.	20,685	5,074,031

Financial Services (4.37%)
Berkshire Hathaway, Inc., Class B(a)	13,034	6,941,648
Mastercard, Inc., Class A	5,914	3,241,581

	Shares	Value
Financials (continued)
Visa, Inc., Class A	12,687	$4,446,286
		14,629,515
Total Financials		19,703,546

Health Care (21.56%)
Biotechnology (8.83%)
Amgen, Inc.	26,660	8,305,923
Biogen, Inc.(a)	52,160	7,137,574
Incyte Corp.(a)	116,605	7,060,433
Regeneron Pharmaceuticals, Inc.	11,189	7,096,400
		29,600,330
Health Care Equipment & Supplies (3.04%)
Medtronic PLC	113,261	10,177,633

Health Care Providers & Services (1.05%)
UnitedHealth Group, Inc.	6,718	3,518,552

Pharmaceuticals (8.64%)
Eli Lilly & Co.	5,853	4,834,051
Jazz Pharmaceuticals PLC(a)	64,821	8,047,527
Johnson & Johnson	17,511	2,904,024
Merck & Co., Inc.	50,539	4,536,381
Pfizer, Inc.	340,422	8,626,294
		28,948,277
Total Health Care		72,244,792

Industrials (6.26%)
Aerospace & Defense (2.12%)
Hexcel Corp.	129,844	7,110,258

Air Freight & Logistics (2.29%)
United Parcel Service, Inc., Class B, Class B	69,694	7,665,643

Electrical Equipment (1.85%)
Generac Holdings, Inc.(a)	48,922	6,195,971

Total Industrials		20,971,872

Information Technology (23.79%)
Semiconductors & Semiconductor Equipment (8.72%)
Broadcom, Inc.	26,257	4,396,210
Micron Technology, Inc.	81,479	7,079,710
NVIDIA Corp.	163,608	17,731,835
		29,207,755
Software (7.92%)
Adobe Systems, Inc.(a)	20,875	8,006,189
Microsoft Corp.	49,371	18,533,379
		26,539,568
Technology Hardware, Storage & Peripherals (7.15%)
Apple, Inc.	107,759	23,936,507

Total Information Technology		79,683,830

Materials (9.05%)
Chemicals (6.65%)
CF Industries Holdings, Inc.	84,354	6,592,265

See Notes to Financial Statements and Financial Highlights.

2	centrefunds.com

Centre American Select Equity Fund	Schedule of Investments

March 31, 2025 (Unaudited)

	Shares	Value
Materials (continued)
FMC Corp.	175,421	$7,401,012
International Flavors & Fragrances, Inc.	106,866	8,293,870
		22,287,147
Metals & Mining (2.40%)
United States Steel Corp.	190,057	8,031,809

Total Materials		30,318,956

TOTAL COMMON STOCKS
(Cost $275,116,602)		335,318,189

	7-Day
	Yield	Shares	Value
SHORT TERM INVESTMENTS (0.27%)
Money Market Fund (0.27%)
First American Treasury Obligations	4.254%	888,152	888,152

TOTAL SHORT TERM INVESTMENTS
(Cost $888,152)			888,152

TOTAL INVESTMENTS (100.36%)
(Cost $276,004,754)			$336,206,341
Liabilities in Excess of Other Assets (-0.36%)			(1,206,763)
NET ASSETS (100.00%)			$334,999,578

(a)	Non-income producing security.

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	3

Centre Global Infrastructure Fund	Schedule of Investments

March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS (99.78%)
ASIA (9.53%)
Australia (1.75%)
Transportation Infrastructure (1.75%)
Transurban Group	77,212	$646,015

Total Australia		646,015

Japan (7.10%)
Diversified Telecommunication Services (1.00%)
Nippon Telegraph & Telephone Corp.	379,900	366,501

Wireless Telecommunication Services (6.10%)
KDDI Corp.	68,800	1,082,296
SoftBank Corp.	362,700	503,945
SoftBank Group Corp.	13,300	663,182
		2,249,423
Total Japan		2,615,924

Singapore (0.68%)
Diversified Telecommunication Services (0.68%)
Singapore Telecommunications, Ltd.	98,600	251,720

Total Singapore		251,720

TOTAL ASIA
(Cost $3,348,908)		3,513,659

EUROPE (19.88%)
Denmark (1.26%)
Electrical Equipment (1.26%)
Vestas Wind Systems A/S	33,757	463,752

Total Denmark		463,752

France (1.58%)
Diversified Telecommunication Services (0.90%)
Orange SA	25,709	333,452

Multi-Utilities (0.68%)
Engie SA	12,823	250,065

Total France		583,517

Germany (5.14%)
Diversified Telecommunication Services (4.42%)
Deutsche Telekom AG	44,021	1,628,874

Multi-Utilities (0.72%)
E.ON SE	17,737	267,740

Total Germany		1,896,614

Great Britain (2.67%)
Diversified Consumer Services (0.54%)
Pearson PLC	12,729	200,273

	Shares	Value
Multi-Utilities (1.19%)
National Grid PLC	33,740	$439,979

Wireless Telecommunication Services (0.94%)
Vodafone Group PLC	367,017	345,616

Total Great Britain		985,868

Italy (2.92%)
Electric Utilities (2.92%)
Enel SpA	132,861	1,077,042

Total Italy		1,077,042

Netherlands (0.56%)
Diversified Telecommunication Services (0.56%)
Koninklijke KPN NV	48,853	206,915

Total Netherlands		206,915

Spain (5.22%)
Diversified Telecommunication Services (1.59%)
Cellnex Telecom SA(a)(b)	7,625	270,681
Telefonica SA	66,934	315,125
		585,806
Electric Utilities (2.37%)
Iberdrola SA	54,147	874,727

Transportation Infrastructure (1.26%)
Aena SME SA(a)(b)	1,979	463,502

Total Spain		1,924,035

Switzerland (0.53%)
Diversified Telecommunication Services (0.53%)
Swisscom AG	336	193,503

Total Switzerland		193,503

TOTAL EUROPE
(Cost $5,631,705)		7,331,246

NORTH AMERICA (70.37%)
Canada (11.83%)
Diversified Telecommunication Services (1.51%)
TELUS Corp.	38,797	556,457

Oil, Gas & Consumable Fuels (10.32%)
Enbridge, Inc.	46,477	2,056,996
Pembina Pipeline Corp.	15,311	612,419
TC Energy Corp.	24,060	1,136,248
		3,805,663
Total Canada		4,362,120

United States (58.54%)
Diversified Telecommunication Services (13.10%)
AT&T, Inc.	87,946	2,487,113

See Notes to Financial Statements and Financial Highlights.

4	centrefunds.com

Centre Global Infrastructure Fund	Schedule of Investments

March 31, 2025 (Unaudited)

	Shares	Value
Verizon Communications, Inc.	51,688	$2,344,568
		4,831,681
Electric Utilities (12.41%)
American Electric Power Co., Inc.	3,750	409,763
Constellation Energy Corp.	2,203	444,191
Duke Energy Corp.	5,489	669,493
Entergy Corp.	2,902	248,092
Exelon Corp.	7,047	324,726
NextEra Energy, Inc.	14,561	1,032,229
PG&E Corp.	15,535	266,891
PPL Corp.	5,325	192,286
The Southern Co.	7,736	711,325
Xcel Energy, Inc.	3,929	278,134
		4,577,130
Electrical Equipment (1.24%)
Generac Holdings, Inc.(c)	3,601	456,067

Health Care Providers & Services (3.98%)
HCA Healthcare, Inc.	4,247	1,467,551

Multi-Utilities (5.02%)
Ameren Corp.	1,874	188,149
Consolidated Edison, Inc.	2,413	266,854
Dominion Energy, Inc.	5,808	325,654
DTE Energy Co.	1,469	203,119
Public Service Enterprise Group, Inc.	3,655	300,806
Sempra Energy	4,633	330,611
WEC Energy Group, Inc.	2,165	235,942
		1,851,135
Oil, Gas & Consumable Fuels (17.17%)
Cheniere Energy, Inc.	5,175	1,197,495
Kinder Morgan, Inc.	45,193	1,289,356
ONEOK, Inc.	12,957	1,285,594
Targa Resources Corp.	4,956	993,529
The Williams Cos., Inc.	26,199	1,565,652
		6,331,626
Water Utilities (0.55%)
American Water Works Co., Inc.	1,379	203,430

Wireless Telecommunication Services (5.07%)
T-Mobile US, Inc.	7,009	1,869,370

Total United States		21,587,990

TOTAL NORTH AMERICA
(Cost $17,238,091)		25,950,110

TOTAL COMMON STOCKS
(Cost $26,218,704)		36,795,015

	7-Day
	Yield	Shares	Value
SHORT TERM INVESTMENTS (0.18%)
Money Market Fund (0.18%)
First American Treasury Obligations	4.254%	67,702	$67,702

TOTAL SHORT TERM INVESTMENTS
(Cost $67,702)			67,702

Value
TOTAL INVESTMENTS (99.96%)
(Cost $26,286,406)	$36,862,717
Other Assets In Excess Of Liabilities (0.04%)	13,819
NET ASSETS (100.00%)	$36,876,536

(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of March 31, 2025, these securities had a total aggregate market value of $734,183, representing 1.99% of net assets.
(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At period end, the aggregate market value of those securities was $734,183, representing 1.99% of net assets.
(c)	Non-income producing security.

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	5

Centre Funds	Statements of Assets and Liabilities

March 31, 2025 (Unaudited)

	Centre American	Centre Global
	Select Equity Fund	Infrastructure Fund
ASSETS:
Investments, at value	$336,206,341	$36,862,717
Foreign currency, at value (Cost $– and $8,356, respectively)	–	8,350
Receivable for dividends	561,168	85,679
Deposit with broker for options	25,262	–
Receivable for fund shares sold	42,287	35,281
Prepaid and other assets	34,682	9,234
Total Assets	336,869,740	37,001,261

LIABILITIES:
Payable to investment adviser	224,509	25,102
Payable to administrator	28,388	–
Payable to transfer agent	9,341	5,141
Payable for investments purchased	262	–
Payable for fund shares redeemed	1,455,447	56,472
Accrued 12b-1 and service fees	43,096	16,594
Payable for custodian fees	15,723	5,444
Payable for printing	34,049	–
Payable for legal and audit fees	9,986	7,440
Payable to trustees	7,555	348
Payable under the Chief Compliance Officer Services Agreement	5,531	269
Other payables	36,275	7,915
Total Liabilities	1,870,162	124,725
NET ASSETS	$334,999,578	$36,876,536

NET ASSETS CONSIST OF:
Paid-in capital	$267,853,926	$54,341,797
Total distributable earnings/(accumulated deficit)	67,145,652	(17,465,261)
NET ASSETS	$334,999,578	$36,876,536

INVESTMENTS, AT COST	$276,004,754	$26,286,406
PRICING OF SHARES
Investor Class
Net Assets	$165,111,409	$26,980,845
Shares outstanding	11,500,546	2,121,163
Net Asset Value, offering and redemption price per share	$14.36	$12.72
Institutional Class
Net Assets	$169,888,169	$9,895,691
Shares outstanding	11,407,973	779,511
Net Asset Value, offering and redemption price per share	$14.89	$12.69

See Notes to Financial Statements and Financial Highlights.

6	centrefunds.com

Centre Funds	Statements of Operations

For the Six Months Ended March 31, 2025 (Unaudited)

	Centre American	Centre Global
	Select Equity Fund	Infrastructure Fund
INVESTMENT INCOME:
Dividends	$3,998,076	$590,627
Foreign taxes withheld	(39,351)	(33,053)
Total Investment Income	3,958,725	557,574

EXPENSES:
Investment advisory fees	1,468,448	142,573
Administration fees	143,045	16,993
Transfer agent fees	68,775	23,075
Custodian fees	31,606	8,100
Legal fees	26,310	1,984
Audit and tax fees	8,602	8,585
Trustees' fees and expenses	55,058	4,275
Registration/filing fees	24,730	16,866
12b-1 fees (Investor Class)	242,160	33,131
Shareholder service fees
Investor Class	106,551	9,277
Institutional Class	79,144	2,817
Printing fees	31,244	3,790
Chief Compliance Officer services fees	36,135	2,698
Miscellaneous expenses	9,168	2,689
Total expenses before waivers	2,330,976	276,853
Fees waived/reimbursed by investment adviser (Investor Class) (Note 5)	–	(17,316)
Fees waived/reimbursed by investment adviser (Institutional Class) (Note 5)	(22,743)	(9,478)
Net Expenses	2,308,233	250,059
Net Investment Income	1,650,492	307,515
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS, DERIVATIVES AND FOREIGN CURRENCIES:
Net realized gain on investments and derivatives	14,312,535	306,376
Net realized loss on foreign currencies	(2,011)	(10,631)
Total realized gain	14,310,524	295,745
Net change in unrealized appreciation/(depreciation) on investments and derivatives	(46,381,236)	1,655,377
Net change in unrealized appreciation/(depreciation) on foreign currencies	148	(307)
Total change in unrealized appreciation/(depreciation)	(46,381,088)	1,655,070
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS, DERIVATIVES AND FOREIGN CURRENCIES:	(32,070,564)	1,950,815
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(30,420,072)	$2,258,330

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	7

Centre American Select Equity Fund	Statements of Changes in Net Assets

	For The
	Six Months Ended	For The
	March 31, 2025	Year Ended
	(Unaudited)	September 30, 2024
OPERATIONS:
Net investment income	$1,650,492	$3,030,760
Net realized gain	14,310,524	41,908,292
Net change in unrealized appreciation/(depreciation)	(46,381,088)	41,678,496
Net increase/(decrease) in net assets resulting from operations	(30,420,072)	86,617,548

DISTRIBUTIONS TO SHAREHOLDERS:
Investor	(21,186,708)	(5,126,535)
Institutional	(21,977,957)	(4,505,366)
Total distributions	(43,164,665)	(9,631,901)

CAPITAL SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	4,792,309	14,418,918
Shares issued in reinvestment of distributions	20,788,015	4,900,829
Cost of shares redeemed	(40,269,436)	(53,255,305)
Redemption fees	8,286	8,303
Net decrease from capital share transactions	(14,680,826)	(33,927,255)
Institutional Class
Proceeds from sale of shares	27,200,732	76,702,160
Shares issued in reinvestment of distributions	20,718,522	4,204,322
Cost of shares redeemed	(44,531,886)	(83,985,615)
Redemption fees	(1,294)	6,864
Net (decrease)/increase from capital share transactions	3,386,074	(3,072,268)
Net increase/(decrease) in net assets	(84,879,489)	39,986,123

NET ASSETS:
Beginning of period	419,879,067	379,892,944
End of period	$334,999,578	$419,879,067

OTHER INFORMATION:
Share Transactions:
Investor Class
Beginning shares	12,318,436	14,565,719
Shares sold	291,016	904,354
Shares issued in reinvestment of dividends	1,354,268	326,070
Shares redeemed	(2,463,174)	(3,477,708)
Ending shares	11,500,546	12,318,436
Institutional Class
Beginning shares	11,265,562	11,477,969
Shares sold	1,603,393	4,778,669
Shares issued in reinvestment of dividends	1,302,233	271,422
Shares redeemed	(2,763,215)	(5,262,497)
Ending shares	11,407,973	11,265,562

See Notes to Financial Statements and Financial Highlights.

8	centrefunds.com

Centre Global Infrastructure Fund	Statements of Changes in Net Assets

	For The
	Six Months Ended	For The
	March 31, 2025	Year Ended
	(Unaudited)	September 30, 2024
OPERATIONS:
Net investment income	$307,515	$758,184
Net realized gain	295,745	545,520
Net change in unrealized appreciation	1,655,070	7,234,622
Net increase in net assets resulting from operations	2,258,330	8,538,326
DISTRIBUTIONS TO SHAREHOLDERS:
Investor	(380,023)	(610,559)
Institutional	(120,753)	(111,731)
Total distributions	(500,776)	(722,290)
CAPITAL SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	506,271	192,650
Shares issued in reinvestment of distributions	313,527	481,992
Cost of shares redeemed	(1,992,374)	(4,915,739)
Redemption fees	1,205	–
Net decrease from capital share transactions	(1,171,371)	(4,241,098)
Institutional Class
Proceeds from sale of shares	6,637,023	409,278
Shares issued in reinvestment of distributions	116,498	104,610
Cost of shares redeemed	(1,052,173)	(1,260,297)
Redemption fees	54	–
Net increase/(decrease) from capital share transactions	5,701,402	(746,409)
Net increase in net assets	6,287,585	2,828,530
NET ASSETS:
Beginning of period	30,588,951	27,760,421
End of period	$36,876,536	$30,588,951

OTHER INFORMATION:
Share Transactions:
Investor Class
Beginning shares	2,215,353	2,630,385
Shares sold	41,570	17,628
Shares issued in reinvestment of dividends	25,701	46,426
Shares redeemed	(161,461)	(479,086)
Ending shares	2,121,163	2,215,353
Institutional Class
Beginning shares	314,039	385,820
Shares sold	544,374	40,107
Shares issued in reinvestment of dividends	9,537	10,072
Shares redeemed	(88,439)	(121,960)
Ending shares	779,511	314,039

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	9

Centre American Select Equity Fund	Financial Highlights

Investor Class	For a share outstanding throughout the periods presented.

	For the Six Months Ended March 31, 2025 (Unaudited)		For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020
NET ASSET VALUE, BEGINNING OF PERIOD	$17.53		$14.40	$12.84	$14.73	$11.88	$10.55
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06		0.10	0.06	0.11	0.02	0.10
Net realized and unrealized gain/(loss) on investments	(1.33)		3.42	1.67	0.27	3.40	2.25
Total income/(loss) from investment operations	(1.27)		3.52	1.73	0.38	3.42	2.35

DISTRIBUTIONS:
Net investment income	(0.19)		(0.17)	(0.05)	(0.14)	(0.11)	(0.02)
Net realized gains on investments	(1.71)		(0.22)	(0.13)	(2.15)	(0.46)	(1.00)
Total distributions	(1.90)		(0.39)	(0.18)	(2.29)	(0.57)	(1.02)
REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 4)	0.00	(b)	0.00 (b)	0.01	0.02	0.00 (b)	0.00 (b)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	(3.17)		3.13	1.56	(1.89)	2.85	1.33
NET ASSET VALUE, END OF PERIOD	$14.36		$17.53	$14.40	$12.84	$14.73	$11.88

Total Return(c)	(7.93%)		24.88%	13.70%	1.23%	29.60%	23.82%

SUPPLEMENTAL DATA:
Net assets, end of period (000)	$165,111		$215,959	$209,752	$243,353	$138,985	$151,342

RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver(d)	0.68	%(e)	0.63%	0.43%	0.78%	0.17%	0.93%
Operating expenses excluding reimbursement/waiver(d)	1.33	%(e)	1.34%	1.36%	1.46%	1.44%	1.56%
Operating expenses including reimbursement/waiver(d)	1.33	%(e)	1.34%	1.36%	1.46%	1.46%	1.47%

PORTFOLIO TURNOVER RATE	70	%(f)	81%	93%	138%	86%	94%

(a)	Calculated using the average shares method.
(b)	Less than $0.005 per share.
(c)	Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(d)	Does not reflect the proportion of shares of expenses and income of underlying fund in which the Fund invests.
(e)	Annualized.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

10	centrefunds.com

Centre American Select Equity Fund	Financial Highlights

Institutional Class	For a share outstanding throughout the periods presented.

	For the Six Months Ended March 31, 2025 (Unaudited)		For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020
NET ASSET VALUE, BEGINNING OF PERIOD	$18.10		$14.82	$13.18	$15.01	$12.06	$10.66
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08		0.16	0.12	0.18	0.09	0.20
Net realized and unrealized gain/(loss) on investments	(1.37)		3.52	1.72	0.30	3.45	2.23
Total income/(loss) from investment operations	(1.29)		3.68	1.84	0.48	3.54	2.43

DISTRIBUTIONS:
Net investment income	(0.21)		(0.18)	(0.07)	(0.16)	(0.13)	(0.03)
Net realized gains on investments	(1.71)		(0.22)	(0.13)	(2.15)	(0.46)	(1.00)
Total distributions	(1.92)		(0.40)	(0.20)	(2.31)	(0.59)	(1.03)
REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 4)	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	(3.21)		3.28	1.64	(1.83)	2.95	1.40
NET ASSET VALUE, END OF PERIOD	$14.89		$18.10	$14.82	$13.18	$15.01	$12.06

Total Return(c)	(7.83%)		25.28%	14.11%	1.78%	30.18%	24.42%

SUPPLEMENTAL DATA:
Net assets, end of period (000)	$169,888		$203,920	$170,141	$99,153	$15,861	$11,682

RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver(d)	1.00	%(e)	0.95%	0.81%	1.24%	0.65%	1.73%
Operating expenses excluding reimbursement/waiver(d)	1.05	%(e)	1.05%	1.08%	1.05%	1.16%	1.26%
Operating expenses including reimbursement/waiver(d)	1.03	%(e)	1.03%	0.98%	0.98%	0.98%	0.99%

PORTFOLIO TURNOVER RATE	70	%(f)	81%	93%	138%	86%	94%

(a)	Calculated using the average shares method.
(b)	Less than $0.005 per share.
(c)	Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(d)	Does not reflect the proportion of shares of expenses and income of underlying fund in which the Fund invests.
(e)	Annualized.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	11

Centre Global Infrastructure Fund	Financial Highlights

Investor Class	For a share outstanding throughout the periods presented.

	For the Six Months Ended March 31, 2025 (Unaudited)		For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022		For the Year Ended September 30, 2021		For the Year Ended September 30, 2020
NET ASSET VALUE, BEGINNING OF PERIOD	$12.10		$9.20	$8.84	$10.14		$8.76		$10.18
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11		0.27	0.19	0.19		0.18		0.25
Net realized and unrealized gain/(loss) on investments	0.69		2.89	0.33	(1.25)		1.39		(1.41)
Total income/(loss) from investment operations	0.80		3.16	0.52	(1.06)		1.57		(1.16)

DISTRIBUTIONS:
Net investment income	(0.18)		(0.26)	(0.16)	(0.24)		(0.19)		(0.26)
Tax return of capital	–		–	–	(0.00	)(b)	–		–
Total distributions	(0.18)		(0.26)	(0.16)	(0.24)		(0.19)		(0.26)
REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 4)	0.00	(c)	–	–	0.00	(c)	0.00	(c)	0.00	(c)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.62		2.90	0.36	(1.30)		1.38		(1.42)
NET ASSET VALUE, END OF PERIOD	$12.72		$12.10	$9.20	$8.84		$10.14		$8.76

Total Return(d)	6.64%		34.80%	5.85%	(10.77%)		18.00%		(11.49%)

SUPPLEMENTAL DATA:
Net assets, end of period (000)	$26,981		$26,798	$24,208	$27,275		$34,594		$35,527

RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	1.74	%(e)	2.61%	1.98%	1.89%		1.79%		2.62%
Operating expenses excluding reimbursement/waiver	1.70	%(e)	1.84%	1.76%	1.75%		1.74%		1.89%
Operating expenses including reimbursement/waiver	1.57	%(e)	1.57%	1.57%	1.57%		1.50	%(f)	1.28	%(g)

PORTFOLIO TURNOVER RATE	8	%(h)	10%	18%	39%		25%		75%

(a)	Calculated using the average shares method.
(b)	Less than $(0.005) per share.
(c)	Less than $0.005 per share.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(e)	Annualized.
(f)	Effective January 28, 2021, the net expense limitation changed from 1.05% to 1.25%, excluding, among other fees and expenses, 12B-1 fees and shareholder service fees.
(g)	Effective July 21, 2020, the net expense limitation changed from 1.25% to 1.05%, excluding, among other fees and expenses, 12b-1 fees and shareholder service fees.
(h)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

12	centrefunds.com

Centre Global Infrastructure Fund	Financial Highlights

Institutional Class	For a share outstanding throughout the periods presented.

	For the Six Months Ended March 31, 2025		For the Year Ended September 30,	For the Year Ended September 30,	For the Year Ended September 30,		For the Year Ended September 30,	For the Year Ended September 30,
	(Unaudited)		2024	2023	2022		2021	2020
NET ASSET VALUE, BEGINNING OF PERIOD	$12.07		$9.21	$8.84	$10.15		$8.77	$10.20
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.13		0.31	0.23	0.23		0.21	0.26
Net realized and unrealized gain/(loss) on investments	0.69		2.88	0.34	(1.26)		1.40	(1.40)
Total income/(loss) from investment operations	0.82		3.19	0.57	(1.03)		1.61	(1.14)

DISTRIBUTIONS:
Net investment income	(0.20)		(0.33)	(0.20)	(0.28)		(0.23)	(0.29)
Tax return of capital	–		–	–	(0.00	)(b)	–	–
Total distributions	(0.20)		(0.33)	(0.20)	(0.28)		(0.23)	(0.29)
REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 4)	0.00	(c)	–	0.00 (c)	0.00	(c)	0.00 (c)	0.00	(c)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.62		2.86	0.37	(1.31)		1.38	(1.43)
NET ASSET VALUE, END OF PERIOD	$12.69		$12.07	$9.21	$8.84		$10.15	$8.77

Total Return(d)	6.85%		35.21%	6.38%	(10.51%)		18.35%	(11.30%)

SUPPLEMENTAL DATA:
Net assets, end of period (000)	$9,896		$3,791	$3,553	$4,484		$5,932	$6,243

RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	2.16	%(e)	2.99%	2.36%	2.28%		2.10%	2.60%
Operating expenses excluding reimbursement/waiver	1.45	%(e)	1.57%	1.48%	1.51%		1.51%	1.63%
Operating expenses including reimbursement/waiver	1.18	%(e)	1.18%	1.18%	1.18%		1.20%	1.02	%(f)

PORTFOLIO TURNOVER RATE	8	%(g)	10%	18%	39%		25%	75%

(a)	Calculated using the average shares method.
(b)	Less than $(0.005) per share.
(c)	Less than $0.005 per share.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(e)	Annualized.
(f)	Effective July 21, 2020, the net expense limitation changed from 1.00% to 1.10%, excluding, among other fees and expenses, 12b-1 fees and shareholder service fees.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	13

Centre Funds	Notes to Financial Statements and Financial Highlights

March 31, 2025 (Unaudited)

1. ORGANIZATION

Centre Funds (the “Trust”) was organized on March 17, 2011, as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to January 17, 2014, the Trust was known as Drexel Hamilton Mutual Funds. The Trust currently offers shares of beneficial interest (“shares”) of Centre American Select Equity Fund (the “American Select Equity Fund") and Centre Global Infrastructure Fund (the “Infrastructure Fund”) (each individually a "Fund" and collectively, the “Funds”). The affairs of the Trust are overseen by a Board of Trustees (the “Board” or the “Trustees”). The Declaration of Trust permits the Trustees to create additional series of the Trust and share classes.

Information in the accompanying Funds’ financial statements and financial highlights pertain to the Investor Class and Institutional Class shares offered by each of the Funds. All classes of shares have identical rights to earnings, assets, and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of the Financial Statements and Financial Highlights. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services – Investment Companies, including Accounting Standards Update 2013-08.

(a)	The Funds present or record their investments at fair value. Portfolio securities traded on a securities exchange or quoted by NASDAQ are valued at the last sale price on the principal exchange on which they are traded at the time the securities are valued, or, if not traded on that day, are valued at the closing bid price. In the case of portfolio securities listed on the NASDAQ, valuation is determined by using the NASDAQ Official Closing Price. Securities traded in the OTC market and not quoted by NASDAQ are valued at their last sale price or, if there is no available price, the last bid price quoted by brokers that make markets in the securities as of the close of regular trading hours on the day the securities are being valued. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of regular trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange (the “Exchange”) or using methods determined by the Board. Short-term instruments with maturities of 60 days or less are valued at the price supplied by an approved independent pricing source. Options contracts listed for trading on a securities exchange or board of trade shall be valued at the mean of the highest bid and lowest asked quotation across the exchanges on which the option is traded. Futures contracts are ordinarily valued at the closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. Securities and other assets for which quotations are not readily available or deemed unreliable are valued at their fair value using methods determined by the Board. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board and other factors as warranted. In making a fair value determination, factors that may be considered, among others, may include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities; and prices of similar securities or financial instruments. If a Fund invests in shares of other open-end mutual funds, including Money Market Funds, (each, an “Underlying Fund”), the Fund calculates the net asset value ("NAV") of its shares using the reported NAV of the applicable Underlying Fund. For each Underlying Fund, the NAV per share for a class of shares is determined as of the close of the Exchange on each day the Exchange is open by dividing the value of the Underlying Fund’s net assets attributable to that class by the number of outstanding shares of that class on that day.

(b)	The per share NAV of each Fund is calculated as of the close of regular trading on the Exchange (normally 4:00 p.m. Eastern time) each day the Exchange is open. The per share NAV is calculated by deducting from the Fund’s assets, the Fund’s liabilities, and then dividing the resulting net assets by the total number of shares outstanding, rounded to the nearest cent. The purchase price and redemption price per share is equal to the next determined NAV per share. Redemption of shares of American Select Equity Fund and Infrastructure Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase.

(c)	The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). By so qualifying, each Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending September 30. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a Federal excise tax. Therefore, no provision is made by the Funds for Federal income or excise taxes. Withholding taxes on foreign dividends are paid or provided for in accordance with the applicable country’s tax rules and rates.

14	centrefunds.com

Centre Funds	Notes to Financial Statements and Financial Highlights

March 31, 2025 (Unaudited)

As of and during the six-months ended March 31, 2025, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements and financial highlights. The Funds recognize the interest and penalties, if any, related to the unrecognized tax benefits as income tax expense in the Statements of Operations. During the six-month period ended March 31, 2025, the Funds did not incur any interest or penalties.

(d)	Net realized gains and losses on investments are computed on the identified cost basis. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available, and interest income is recognized on an accrual basis. The Funds amortize premium and accrete discount on investments utilizing the effective interest method. Foreign dividend income may be subject to foreign withholding taxes.

(e)	A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (the “1933 Act”), or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered to be illiquid. As of March 31, 2025, the Funds did not hold any illiquid or restricted securities.

(f)	The accompanying financial statements and financial highlights were prepared in accordance with GAAP, which require the use of estimates and assumptions made by management. These may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and financial highlights and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(g)	Each Fund bears expenses incurred specifically by such Fund, as well as its pro rata portion of Trust expenses, which may be allocated on the basis of relative net assets or the nature of the services performed relative to applicability to each Fund. Expenses that are specific to a Fund or class of shares of a Fund are charged directly to that Fund or share class. All of the realized and unrealized gains and losses and net investment income of a Fund, other than class-specific expenses, are allocated daily to each class in proportion to its average daily net assets. Fees payable under the distribution (Rule 12b-1) plan and shareholder services plan are charged to each respective fund or share class.

(h)	The Funds intend to distribute to shareholders all of their net income and/or capital gains on an annual basis. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

(i)	A Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

(j)	A Fund’s investments in infrastructure-related companies may result in a relatively large percentage of its assets invested in issuers within a specific industry or sector. To the extent that a Fund’s investments are focused in such a sector, the Fund will be subject to the market or economic factors affecting such sector, including adverse economic, business, political, regulatory or environmental developments, to a greater extent than if the Fund’s investments were more diversified among various different sectors.

(k)	The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is not included in net realized and net change in unrealized gains or losses on foreign currencies.

(l)	Idle cash may be swept into various overnight demand deposits and is classified as cash and cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

3. FAIR VALUE MEASUREMENTS

The Funds normally use third-party pricing services to obtain market quotations for their portfolio investments. Securities and other assets for which representative market quotations are not readily available or which cannot be accurately valued using the Trust’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) an exchange-traded portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the NAV calculation.

Semi-Annual Report | March 31, 2025	15

Centre Funds	Notes to Financial Statements and Financial Highlights

March 31, 2025 (Unaudited)

The inputs used in determining the fair value of each Fund’s investments are summarized into three levels, as described in the following hierarchy:

Level 1 -	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date.

Level 2 -	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly).

Level 3 -	Significant unobservable prices or inputs (including the oversight of the Board and Centre Asset Management, LLC (the “Adviser”) in determining the fair value of investments) where there is little or no market activity for the asset or liability at measurement date.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of each Fund’s investments in the fair value hierarchy as of March 31, 2025:

Centre American Select Equity Fund

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$335,318,189	$–	$–	$335,318,189
Short Term Investments	888,152	–	–	888,152
Total	$336,206,341	$–	$–	$336,206,341

Centre Global Infrastructure Fund

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$36,795,015	$–	$–	$36,795,015
Short Term Investments	67,702	–	–	67,702
Total	$36,862,717	$–	$–	$36,862,717

(a)	For detailed descriptions of sectors, industries, and countries, see the accompanying Schedules of Investments.

Derivative Financial Instruments

A Fund may invest its assets in derivatives and other instruments to help manage interest rate exposure, protect the Fund’s assets, or enhance returns. A Fund may also be exposed to certain exchange-traded derivative products, such as exchange-traded futures and options that are fully collateralized by cash or securities, for temporary cash management or investment transition purposes, or to hedge the risks of existing positions or overall capital protection.

Derivative Risk: One or both Funds may use derivatives, such as exchange-traded options and futures that are related to stock market or bond indexes, foreign exchange, fixed income or other securities or be exposed to exchange-traded derivative products. Loss may result from a Fund’s investments in exchange-traded futures and options. The value of derivatives in which a Fund may invest may rise or fall more rapidly than other investments. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risk that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. Derivatives, such as exchange-traded futures and options, contain “inherent” leverage because derivative contracts may give rise to an obligation on the part of a Fund for future payment or liabilities that are larger than the initial margin or premiums required to establish such positions. Combined with the volatility of derivatives prices, the leveraged nature of derivatives trading could cause a Fund to sustain large and sudden losses. The use of derivatives, such as futures and options, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Certain derivative instruments may be difficult to sell when the Adviser believes it would be appropriate to do so.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage may allow a Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivatives held by a Fund. Typically, a Fund may attempt to increase or decrease exposure to the risks associated with the securities or other traditional investments in which it invests. The risks associated with a Fund’s use of derivative instruments, including but not limited to volatility risk, correlation risk, segregation risk, and hedging risks, are additional risks that a Fund does not typically seek to increase or decrease exposure to. Examples of these associated risks are liquidity risk, which is the risk that a Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

16	centrefunds.com

Centre Funds	Notes to Financial Statements and Financial Highlights

March 31, 2025 (Unaudited)

Option Writing/Purchasing

A Fund may write or purchase option contracts to adjust risk and return of its overall investment positions, subject to any restrictions set forth in the Fund’s prospectus. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is netted to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from, among other things, the potential inability of counterparties to meet the terms.

Futures

A Fund may use futures subject to any restrictions set forth in the Fund’s prospectus. A Fund may also be exposed to exchange-traded futures that are fully collateralized by cash or securities, for temporary cash management or investment transition purposes, or to hedge the risks of existing positions. To the extent that a Fund uses derivatives for temporary cash management, investment transition purposes, managing duration or to hedge the risks of existing positions, the Fund will be subject to the risks associated with such transactions. During the six-month period ended March 31, 2025, the Funds did not invest in futures contracts, and no options were held as of March 31, 2025.

Derivatives
Risk Exposure	Statements of Assets and Liabilities Location	Fair Value
Centre American Select Equity Fund
Equity Contracts (Purchased Options)	Investments, at value	$–

The effect of derivative instruments on the Statements of Operations for six-month period ended March 31, 2025 (Net realized gain/(loss) on purchased options contracts are included in Net realized gain/(loss) on investments within the Statements of Operations):

Derivatives	Location of Gains/(Loss) On Derivatives Recognized In Income	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Gain/(Loss) on Derivatives Recognized in Income
Centre American Select Equity Fund
Equity Contracts (Purchased Options)	Net realized gain/(loss) on investments/Net change in unrealized appreciation/(depreciation) on investments	$2,858,411	$–
		$2,858,411	$–

Volume of Derivative Instruments for the Funds during the six-month period ended March 31, 2025, was as follows:

Derivative Type	Unit of Measurement	Monthly Average
Centre American Select Equity Fund
Purchased Option Contracts	Notional value of contracts outstanding	$366,448,167

During the ordinary course of business, the Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. The Funds do not have an offsetting agreement with the counterparty for option contracts.

Semi-Annual Report | March 31, 2025	17

Centre Funds	Notes to Financial Statements and Financial Highlights

March 31, 2025 (Unaudited)

4. BENEFICIAL INTEREST TRANSACTIONS

On March 31, 2025, there was an unlimited number of shares of beneficial interest authorized for each Fund. Transactions in shares of beneficial interest are shown in the Statements of Changes in Net Assets.

Shares of American Select Equity Fund and Infrastructure Fund that are redeemed within 90 days of purchase may incur a 2% redemption fee deducted from the redemption amount. For the six-month period ended March 31, 2025, redemption fees retained by the Funds are disclosed in the Statements of Changes in Net Assets.

Beneficial Ownership: The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund under Section 2(a)(9) of the 1940 Act. As of March 31, 2025, the following entities owned beneficially more than 25% of each Fund’s outstanding shares. The shares may be held under omnibus accounts (whereby the transactions of two or more shareholders are combined and carried in the name of the originating broker rather than designated separately). Any transaction by these investors could have a material impact on a Fund class.

Fund	Shareholder Name	Percentage
Centre American Select Equity Fund	Charles Schwab & Co. Inc.	41.72%

5. INVESTMENT ADVISORY AGREEMENTS AND RELATED-PARTY TRANSACTIONS

The Adviser serves as the investment adviser to each Fund pursuant to an Investment Advisory Agreement with the Trust on behalf of the Fund.

As compensation for the investment advisory services provided to the Funds, the Adviser is entitled to receive monthly compensation, subject to waivers, based on each Fund’s average daily net assets at the annual rate of:

Fund	Management Fee Rate
Centre American Select Equity Fund (total net assets less than or equal to $1 billion)	0.75%
Centre American Select Equity Fund (total net assets over $1 billion)	0.70%
Centre Global Infrastructure Fund	0.85%

American Select Equity Fund

The Adviser has contractually agreed to reduce its advisory fees and/or reimburse other expenses of the Fund for not less than one year and until the next following effective date of the post-effective amendment to the registration statement of Centre Funds relating to the Fund (on or about January 29, 2026) to the extent necessary to limit the total operating expenses of the Fund including (but not limited to) investment advisory fees of the Adviser, but excluding, as applicable, any front-end or contingent deferred sales loads, taxes, leverage interest, distribution/service (Rule 12b-1) fees, shareholder services fees, brokerage commissions, acquired fund fees and expenses, (except that, if an acquired fund is an underlying fund managed by the Adviser and such acquired fund is not subject to an effective expense limitation or fee waiver agreement at any time during the term of this Agreement, then, for that time, the operating expenses of each class of shares of the Fund shall not exclude the amount of advisory fees included in such acquired fund’s fees and expenses to which the Fund would otherwise be subject), expenses incurred in connection with any merger or reorganization, and extraordinary expenses (such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to an annual rate of 1.10% of the average daily net assets of the Investor Class shares, 0.90% of the average daily net assets of the Institutional Class shares prior to January 29, 2024, and 0.95% of the average daily net assets of the Institutional Class shares after January 29, 2024 (the “Expense Limitation Agreement”). The Expense Limitation Agreement may be terminated at any time, and without payment of any penalty, by the Board of Trustees of the Trust (the “Board”), on behalf of the Fund, upon 60 days’ written notice to the Adviser, but may not be terminated by the Adviser without the consent of the Board. No recoupment will be made more than three years after the date that the applicable amount was initially waived or reimbursed by the Adviser, and the recoupment may not cause the Fund to exceed the then-existing expense limitation for that class at the time such waiver or reimbursement was made.

Infrastructure Fund

The Adviser has contractually agreed to reduce its advisory fees and/or reimburse other expenses of the Fund for an initial period of not less than one year and until the next following effective date of the post-effective amendment to the registration statement of Centre Funds relating to the Fund (on or about January 29, 2026) incorporating the Fund’s financial statements and financial highlights for that fiscal year to the extent necessary to limit the total operating expenses of the Fund, including (but not limited to) investment advisory fees of the Adviser, but excluding, as applicable, any front-end or contingent deferred sales loads, taxes, leverage interest, distribution/service (Rule 12b-1) fees, shareholder services fees, brokerage commissions, acquired fund fees and expenses, (except that, if an acquired fund is an underlying fund managed by the Adviser and such acquired fund is not subject to an effective expense limitation or fee waiver agreement at any time during the term of this Agreement, then, for that time, the operating expenses of each class of shares of the Fund shall not exclude the amount of advisory fees included in such acquired fund’s fees and expenses to which the Fund would otherwise be subject), expenses incurred in connection with any merger or reorganization, and extraordinary expenses (such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to an annual rate of 1.25% of the average daily net assets of the Investor Class shares and 1.10% of the average daily net assets of the Institutional Class shares. The Expense Limitation Agreement may be terminated at any time, and without payment of any penalty, by the Board, on behalf of the Fund, upon 60 days’ written notice to the Adviser, but may not be terminated by the Adviser without the consent of the Board. No recoupment will be made more than three years after the date that the applicable amount was initially waived or reimbursed by the Adviser, and the recoupment may not cause the Fund to exceed the then-existing expense limitation for that class at the time such waiver or reimbursement was made.

18	centrefunds.com

Centre Funds	Notes to Financial Statements and Financial Highlights

March 31, 2025 (Unaudited)

During the six-month period ended March 31, 2025, the fee waivers and/or reimbursements were as follows:

Fees Waived and/or Reimbursed
Fund	by Adviser
Centre American Select Equity Fund
Investor	$–
Institutional	22,743
Centre Global Infrastructure Fund
Investor	17,316
Institutional	9,478

As of March 31, 2025, the balances of recoupable expenses for each Fund were as follows:

Fund	Expires 2025	Expires 2026	Expires 2027	Expires 2028	Total
Centre American Select Equity Fund
Investor	$–	$–	$–	$–	$–
Institutional	2,128	112,170	81,129	22,743	218,170
Centre Global Infrastructure Fund
Investor	$17,237	$48,479	$66,332	$17,477	$149,525
Institutional	6,307	12,126	14,077	9,478	41,988

ALPS Fund Services, Inc. (“ALPS”) serves as administrator to the Funds. ALPS receives a monthly fee paid by the Funds subject to a minimum monthly fee and is reimbursed for certain out-of-pocket expenses. Pursuant to an administrative agreement with the Trust, ALPS provides operational services to the Funds including, but not limited to fund accounting and fund administration services and general assistance in each Fund’s operations.

ALPS, pursuant to a transfer agency and services agreement with the Trust, serves as transfer agent for the Funds. Under the transfer agency and services agreement, ALPS receives an annual minimum fee per Fund and a fee based upon each shareholder account and its account activity and is reimbursed for certain out-of-pocket expenses.

ALPS, pursuant to a chief compliance officer services agreement with the Trust, provides chief compliance officer services to the Funds. Additionally, ALPS provides services in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 under the 1940 Act. ALPS receives an annual fee for these services and is reimbursed for certain out-of-pocket expenses, pursuant to the chief compliance officer services agreement.

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan permits the Trust, on behalf of Investor Class shares of the Funds, to pay up to 0.25% per year to one or more entities for services rendered and expenses borne in connection with providing shareholder or distribution services with respect to the Investor class shares of each Fund.

The Trust has also adopted a shareholder services plan for certain non-distribution shareholder services provided by financial intermediaries. With respect to each Fund, the shareholder services plan authorizes annual payment of up to 0.15% of the average daily net assets attributable to Investor Class shares of the Fund, and up to 0.10% of the average daily net assets attributable to Institutional Class shares of the Fund.

ALPS Distributors, Inc. (the “Distributor”) acts as the principal underwriter of the Funds pursuant to a distribution agreement with the Trust. No payments were retained by the Distributor by the Funds during the six-month period ended March 31, 2025.

Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser receive no salary or fees from the Trust. Each Trustee who is not an “interested person” receives an annual retainer of $30,000 paid quarterly. The Trust reimburses each Trustee and Officer for his or her travel and other expenses relating to attendance at Board meetings.

One Trustee is an officer of the Trust, and serves as Managing Director and Chief Investment Officer of the Adviser.

Semi-Annual Report | March 31, 2025	19

Centre Funds	Notes to Financial Statements and Financial Highlights

March 31, 2025 (Unaudited)

6. FEDERAL INCOME TAX AND TAX BASIS INFORMATION

As of and during the six-month period ended March 31, 2025, no Fund had a liability for any unrecognized tax benefits. The Funds file U.S. Federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Components of Distributable Earnings on a Tax Basis: At September 30, 2024, permanent differences in book and tax accounting were reclassified. These differences had no effect on net assets and were primarily attributed to C-corporation character reclassifications and non-deductible excise tax paid.

As of September 30, 2024, the components of distributable earnings on a tax basis were as follows:

Fund	Accumulated Capital Gains/(Losses) and Other (Losses)	Ordinary Income Undistributed	Net Unrealized Appreciation/ (Depreciation)	Other Cumulative Effect of Timing Differences	Total Accumulated Earnings/(Deficit)
Centre American Select Equity Fund	$36,249,132	$380,773	$104,101,359	$(875)	$140,730,389
Centre Global Infrastructure Fund	(27,412,836)	146,824	8,043,197	–	(19,222,815)

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of the current fiscal year end, the following amounts are available as carry forwards to the next tax year:

Fund	Short-Term	Long-Term
Centre Global Infrastructure Fund	$12,780,185	$14,632,651

Distributions to Shareholders: The Centre American Select Equity Fund normally pays dividends and net investment income, if any, on an annual basis and the Centre Global Infrastructure Fund, intends to make monthly income distributions. Each Fund normally distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income each Fund receives from its investments, including distributions of short term capital gains. Capital gain distributions are derived from gains realized when each Fund sells a security it has owned for more than one year. Each Fund may make additional distributions and dividends at other times if the Adviser believes doing so may be necessary for each Fund to avoid or reduce taxes. Net investment income/ (loss) and net realized gain/ (loss) may differ for financial statement and tax purposes. The amounts and characteristics of tax basis distributable earnings/ (accumulated losses) are finalized at fiscal year-end.

The tax character of distributions paid for the fiscal year ended September 30, 2024 were as follows:

Distributions Paid From:	Ordinary Income	Long-Term Capital Gains
Centre American Select Equity Fund	$4,322,671	$5,309,230
Centre Global Infrastructure Fund	722,290	–

Unrealized Appreciation and Depreciation on Investments: The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, including short-term securities at March 31, 2025 are displayed in the table below. The difference between book and tax basis unrealized appreciation/(depreciation) for the Funds is primarily attributable to wash sales, mark-to-market on options and certain other investments.

Net unrealized appreciation/depreciation of investments based on federal tax cost were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Tax Unrealized Appreciation/(Depreciation) on Investments
Centre American Select Equity Fund	$278,413,061	$75,261,165	$(17,467,885)	$57,793,280
Centre Global Infrastructure Fund	27,061,971	10,569,984	(769,238)	9,800,746

20	centrefunds.com

Centre Funds	Notes to Financial Statements and Financial Highlights

March 31, 2025 (Unaudited)

7. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the six-month period ended March 31, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any

U.S. Government Obligations, short-term securities, and purchased options and futures) were as follows:

Fund	Purchases of Securities	Proceeds From Sales of Securities
Centre American Select Equity Fund	$271,539,424	$320,255,928
Centre Global Infrastructure Fund	7,109,628	2,762,812

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities relating to their duties to the Trust. Additionally, in the ordinary course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

9. SUBSEQUENT EVENTS

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements and financial highlights were issued. Based on this evaluation, no adjustments were required to the financial statements and financial highlights as of March 31, 2025.

At a meeting held on November 15, 2024, the Board approved Agreements and Plans of Reorganization, which provides for the reorganization into newly created series (each an “Acquiring Fund”) of the Horizon Funds (the “Reorganizations”).

A special joint meeting of shareholders of the Funds was held on April 16, 2025, during which shareholders approved the Reorganizations on behalf of each Fund. On April 17, 2025, each Fund's assets were transferred to the respective Acquiring Fund in exchange for (a) the Acquiring Fund shares equal in value to the Fund shares and (b) the Acquiring Fund's assumption of all Fund liabilities, followed by a class-by-class distribution of the Acquired Fund's shares to the Fund's shareholders.

Semi-Annual Report | March 31, 2025	21

Centre Funds	Tax Designations

March 31, 2025 (Unaudited)

PROXY VOTING GUIDELINES AND RECORDS

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, is available without charge, upon request, by (1) calling the Funds at 1-855-298-4236; (2) on the Funds' websites at https://horizonmutualfunds.com/case-fund and https://horizonmutualfunds.com/cgi-fund; and (3) on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

TAX DESIGNATIONS

Qualified Dividend Income

The percentage of ordinary income dividends distributed during the calendar year ended December 31, 2024 are designated as qualified dividend income (QDI) as defined in Section 1(h)(11) of the Internal Revenue Code in the following percentages:

Amount
Centre American Select Equity Fund	100.00%
Centre Global Infrastructure Fund	100.00%

Dividends Received Deduction

For corporate shareholders, the following ordinary dividends paid during the calendar year ended December 31, 2024 qualify for the corporate dividends received deduction:

Amount
Centre American Select Equity Fund	100.00%
Centre Global Infrastructure Fund	44.70%

Pursuant to Section 852(b)(3) of the Internal Revenue Code, the following amounts were designated as long-term capital gain dividends:

Amount
Centre American Select Equity Fund	$ 5,309,230

22	centrefunds.com

Centre Funds

Must be accompanied or preceded by a prospectus.
ALPS Distributors, Inc., distributor for Centre Funds.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

None.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this report.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective as of that date.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not Applicable.

(b)	Not Applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to the semi-annual report.

(a)(2)	Not applicable to the semi-annual report.

(a)(3)	A separate certification for the Registrant’s Principal Executive Officer and Principal Financial Officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto as Ex 99.Cert.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The certifications by the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CENTRE FUNDS

By:	/s/ James A. Abate
James A. Abate
President (Principal Executive Officer)

Date:	June 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James A. Abate
James A. Abate
President (Principal Executive Officer)

Date:	June 5, 2025

By:	/s/ James A. Abate
James A. Abate
Treasurer (Principal Financial Officer)

Date:	June 5, 2025